Financial Liabilities Designated At Fair Value Through Profit Or Loss - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Statement [line items]
Financial liabilities designated at fair value through profit or loss	¥ 53,814	¥ 2,980
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability	¥ 748	4,981
Top of range [member]
Statement [line items]
Accumulated gain or loss in fair value of financial liability, attributable to changes in credit risk of liability		¥ 5,729